Related-party transactions	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Related-party transactions
18. Related-party transactions
Operating entities
The consolidated financial statements include the results of Obsidian Energy Ltd. and our wholly owned subsidiaries, including the Obsidian Energy Partnership and, as of November 24, 2021, the 100 percent interest in PROP. Transactions and balances between Obsidian Energy Ltd. and all of our subsidiaries are eliminated upon consolidation.
Compensation of key management personnel
In 2021, key management personnel included the Interim President and Chief Executive Officer, Chief Financial Officer, Senior Vice-Presidents, Vice Presidents and the Board of Directors. The Human Resources, Governance & Compensation Committee makes recommendations to the Board of Directors who approves the appropriate remuneration levels for management based on performance and current market trends. Compensation levels of the Board of Directors are also recommended by the Human Resources, Governance & Compensation Committee of the Board.
The remuneration of the directors and key management personnel of Obsidian Energy during the year is below.

	Year ended December 31
	2021	2020

Salary and employee benefits	$4.5	$4.5
Share-based payments (1)	15.1	1.7

	$19.6	$6.2

(1)	Includes changes in the fair value of PSUs, DSUs and non-cash charges related to the Option Plan and RPSU plan (equity method) for key management personnel.